INDEX PLUS FUND, INC.










SEMI-ANNUAL REPORT
June 30, 2003







































Index Plus Fund, Inc.
2820 Hanover Avenue
Dallas, Texas 75225
1-866-819-3174




Dear shareholders of Index Plus Fund, Inc.,

The Fund ended the first six months of 2003 with a Net Asset Value per share of $23.1931, up from a Net Asset Value per share of $20.2112 at the beginning of the year. Total Net Assets began the year at $101,056 and are currently $419,814 as of June 30, 2003.

For the period December 31, 2002 through June 30, 2003 the Fund's total return was 14.75% versus the S&P 500 of 11.76%, an outperformance of 2.99%.

The Fund's portfolio is current positioned in the most advantageous mathematical groups and we expect continued strength versus the S&P 500 benchmark.


Sincerely,


Laura S. Adams
President









































INDEX PLUS FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2003


ASSETS
   Investment securities, at fair value(cost $372,202)      $    419,054
   Cash                                                              757
   Receivables:
      Dividends                                                      442
                                                             -----------
              Total assets                                       420,253
                                                             -----------
LIABILITIES
   Accounts Payable:
      Advisory fees                                                 439
                                                            -----------
              Total assets                                          439
                                                            -----------

NET ASSETS -
 (Equivalent to $23.19 per share based on 18,101 shares
   of common stock outstanding;  500,000,000 shares
   authorized,$0.001 par value                              $    419,814
                                                            ============

NET ASSETS CONSIST OF:
  Common stock, $0.001 par value; 500,000,000 shares
    authorized; 18,101 shares issued and outstanding         $        18
  Paid-in capital                                                351,111
Net unrealized appreciation of investments                        41,853
Undistributed net investment income                                1,001
Undistributed net realized gain on investments                    25,831


Net assets                                                  $    419,814
                                                            ============


















THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.

INDEX PLUS FUND, INC.

SCHEDULE OF INVESTMENTS

JUNE 30, 2003


DESCRIPTION                                        SHARES       MARKET VALUE
-----------                                        ------       ------------

COMMON STOCKS - 99.82%

Capital Goods - 8.16%
   Tyco                                               899       $     17,063
   United Technologies                                243             17,212
                                                                    --------
                                                                      34,275
Consumer Discretionary - 15.78%
   Disney                                             797             15,741
   Home Depot                                         469             15,533
   Lowes                                              373             16,020
   Viacom/B                                           434             18,948
                                                                    --------
                                                                      66,243

Consumer Staples - 24.39%
   Colgate Palmolive                                  292             16,921
   Gillette                                           466             14,847
   Altria                                             419             19,039
   Pepsi                                              405             18,023
   Target                                             472             17,860
   Walgreens                                          522             15,712
                                                                    --------
                                                                     102,403

Energy - 8.38%
   Conoco-Phillips                                    322             17,646
   Chevron/Texaco                                     243             17,545
                                                                    --------
                                                                      35,190

Financial - 20.63%
   Bank of America                                    232             18,335
   Fifth Third Bancorp                                276             15,848
   Freddie Mac                                        347             17,617
   Wells Fargo                                        349             17,590
   Washington Mutual                                  417             17,222
                                                                    --------
                                                                      86,612

Healthcare/Pharmaceutical - 8.41%
   Amgen                                              250             16,485
   Eli Lilly                                          273             18,829
                                                                    --------
                                                                      35,314




- Continued -
INDEX PLUS FUND, INC.

SCHEDULE OF INVESTMENTS, continued

JUNE 30, 2003


DESCRIPTION                                        SHARES       MARKET VALUE
-----------                                        ------       ------------

Technology/Telecommunications - 14.06%
   Comcast                                            169              5,100
   Dell                                               533             16,971
   SBC-Southwestern Bell                              742             18,958
   Verizon                                            456             17,989
                                                                    --------
                                                                      59,018
                                                                    --------


   Total common stocks (cost $377,202)                               419,054


SHORT-TERM INVESTMENTS - 0.18%
   Schwab Value Advantage Money Fund                  757                757
                                                                    --------

   Total short-term investments (cost $757)                              757
                                                                    --------

Total investment securities - 100.00% (cost $377,959)           $    419,811

Other assets less liabilities - 0.00%                                      3
                                                                    --------

Net assets - 100.00%                                            $    419,814
                                                                ============




















THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
INDEX PLUS FUND, INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2003



INVESTMENT INCOME:
   Dividends                                                     $       2802
   Interest                                                                17
                                                                 ------------
          Total investment income                                        2819

EXPENSES -
   Advisory fees                                                         1818
                                                                 ------------

          Net investment income                                          1001


UNREALIZED GAINS ON INVESTMENTS -
   Net realized gain on investments                                    25,830
   Net change in unrealized appreciation of securities                 40,798
                                                                 ------------
        Net realized and unrealized gain on investments                66,628


   Net increase in net assets resulting from operations          $     67,629
                                                                 ============



























THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.

INDEX PLUS FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS



                                         Six Months Ended         Year Ended
                                            June 30, 2003      Dec. 31, 2002
                                            -------------      -------------

INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                     $      1,001       $        313
   Net realized gain on investments                25,830                  0
   Net change in unrealized appreciation           40,798              1,056
          of securities                      ------------       ------------
      Net increase in net assets                   67,629              1,369
          resulting from operations

DISTRIBUTIONS TO SHAREHOLDER FROM -
   Net investment income                                0               (313)

CAPITAL SHARE TRANSACTIONS                        251,129            100,000
                                                                ------------

NET INCREASE IN NET ASSETS                        318,758            101,056

NET ASSETS, beginning of period                   101,056                -
                                             ------------       ------------

NET ASSETS, end of period                    $    419,814       $    101,056
                                             ============       ============


























THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
 INDEX PLUS FUND, INC.

FINANCIAL HIGHLIGHTS

PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             PERIOD ENDED    PERIOD ENDED
                                             JUNE 30,        DECEMBER 31,
                                             2003            2002 (a)
                                             ------------    ------------
PER SHARE DATA:
   Net asset value, beginning of period      $      20.21    $      20.06
                                             ------------    ------------
   Income from investment operations:
     Net investment income                           0.05            0.00 (b)
     Net unrealized and realized gains               2.93            0.21
             on investments
                                             ------------    ------------
       Total resulting from                          2.98            0.21
             investment operations
   Less distributions from net income                0.00          (0.06)
                                             ------------    ------------

   Net asset value, end of period            $      23.19    $      20.21
                                             ============    ============

RATIOS/SUPPLEMENTAL DATA:
   Total Return                                     14.75%           1.06%
                                             ============    ============

   Net assets, end of period                 $    419,814    $    101,056
                                             ============    ============

   Ratio of expenses to                              1.17% (c)      1.23% (c)
            average monthly net assets (d)

   Ratio of net investment income                    0.64% (c)      0.31% (c)
            to average monthly net assets

   Portfolio turnover                               46.00%          0.00%



(a) Represents the period from December 27, 2002 (date investment operations commenced) through December 31, 2002.
(b) Amount is less than $0.01.
(c) Data has been annualized.
(d) The Fund's actual expenses are calculated daily at 1.25% of NAV









THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
INDEX PLUS FUND, INC.

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

Index Plus Fund, Inc. (the "Fund") was incorporated in the State of Texas on April 19, 2002 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve long-term capital appreciation by investing in securities representing large capitalization stocks. The Fund had no operations until October 3, 2002, when it sold 5,000 shares of its common stock to its original shareholder, Mrs. Laura
S. Adams.  Investment operations commenced on December 27, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates market value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund's Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statements of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

Federal Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.






INDEX PLUS FUND, INC.

NOTES TO FINANCIAL STATEMENTS


3. CAPITAL SHARE TRANSACTIONS
As of June 30, 2003, total par value and paid-in capital totaled $351,129. Capital share transactions consisted of the sale of 13,102 shares of the Fund's $0.001 par value common stock, bringing total outstanding to 18,101 shares. There were no shareholder redemptions.

4. INVESTMENT TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $397,315 and $142,153, respectively, for the period ended June 30, 2003. The aggregate cost of investment securities for federal income tax purposes was $377,202 as of June 30, 2003.

5. DISTRIBUTION TO SHAREHOLDERS
On December 31, 2002 a distribution of $313 was paid to the shareholder of record on that date from net investment income. There have been no distributions in 2003 as of June 30, 2003.

6. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into an agreement with Adams Asset Advisors, LLC (the "Advisor") to provide investment advisory services to the Fund. Laura S. Adams is the managing member of the Advisor and is an officer, director and sole shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 1.25% of the Fund's average daily net assets. The fee is computed daily and payable monthly. The Advisor has agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses. The Advisor paid all start-up expenses of the Fund which included matters relating to its organization and the sale of its common stock.




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